Related Party Transactions - Schedule of List of Associates (Details) - D W A Nova L L C	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Significant Investments In Associates [Line Items]
Name of associates	DWA Nova LLC (DWA Nova)
Country	U.S.
Holding		16.00%